Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a).	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and with the rules and regulations of the U.S. Securities Exchange Commission (“SEC”).

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating activities.

Use of estimates
(b).	Use of estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for credit losses, useful lives and impairment of long-lived assets, share-based compensation, long-term investment, valuation allowances of deferred tax assets, and warrant liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Cash
(c).	Cash

Cash consist of cash on hand and cash in banks, which is unrestricted as to withdrawal and use, and has original maturities of three months or less. The Group maintains cash with various financial institutions in China. The Group has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

Restricted cash
(d).	Restricted cash

Restricted cash represented a guaranteed deposit required by China Banking and Insurance Regulatory Commission (“CBIRC”) in order to protect insurance premium appropriation by insurance agency which is restricted as to withdrawal for other than current operations.

Accounts receivable, net
(e).	Accounts receivable, net

Accounts receivable are recorded at the gross billing amount less an allowance for any uncollectible accounts due from the customers. Accounts receivable do not bear interest.

Since January 1, 2022, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets.

The Group maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the audited consolidated statements of comprehensive income. The Group assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business lines, and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Delinquent account balances are written-off against the allowance for expected credit loss.

The Group reversed credit losses of $4,112 for the year ended December 31, 2023, recognized credit losses of $1,314 for the year ended December 31, 2024, and recognized credit losses of $3,695 for the year ended December 31, 2025.

Short-term investment
(f).	Short-term investment

The Group invested in certain trust products and bank financial products, with various interest rates and are restricted as to withdrawal and use before maturity. The Group classifies the trust and financial products as held-to-maturity securities. The original maturities of the short-term investments are longer than three months, but shorter than one year. The carrying amount of these short-term investments approximate their fair values due to the short-term maturity of these investments.

The Group reviews its short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence to evaluate the potential impairment of its short-term investments. If the carrying amount of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the carrying amount, and the Group’s intent and ability to hold the investments. OTTI is recognized as a loss in the consolidation statements of operations and comprehensive (loss)/income. No impairment charge was recognized for the years ended December 31, 2023, 2024 and 2025.

Prepaid expenses and other current assets
(g).	Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily consist of advances to suppliers, value-added tax receivables, and other current assets. Advances to suppliers are prepayment to suppliers in the procurement of services from promotion service providers, technology service providers and auto service providers. Advance payment depends on specific circumstances, including the industry practice, negotiations with suppliers, security for steady supply of service, and the delivery time of services received from suppliers after the advance payment. Advances to suppliers is settled when the services are provided and accepted by the Group. The Group reviews its advances to suppliers on a periodic basis and records impairment losses when it is determined that the carrying amounts are not expected to be recoverable, either through the receipt of services or refund.

Property, software and equipment, net
(h).	Property, software and equipment, net

Property, software and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives and residual value are as follows:

Category	Estimated useful lives
Vehicles	3-5 years
Office equipment and furniture	3-5 years
Electronic equipment	3 years
Building	20 years
Computer software	5, 10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Computer software

Acquisition costs associated with internal-use software are capitalized and include external direct costs of services principally related to platform development, including support systems, software coding, designing system interfaces, and installation and testing of the software. These costs are recorded as property, software and equipment and are generally amortized when the asset is substantially ready for use. Costs incurred for enhancements that are expected to result in additional features or functionalities are capitalized and amortized over the estimated useful life of the enhancements. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, software and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive loss.

Intangible asset
(i).	Intangible asset

Intangible asset consists of insurance brokerage license, which is recognized as an intangible asset with indefinite life and evaluated for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired. Such impairment test compares the fair value of the asset with its carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair value. The estimates of values of the intangible asset not subject to amortization are determined using discounted cash flow valuation approach. Significant assumptions are inherent in this process, including estimates of discount rates and cash flow.

Other non-current assets
(j).	Other non-current assets

The Group recognizes other non-current assets, which primarily consisted of private clouds and other clouds infrastructure, artificial intelligence platform in construction, securities margin and advance to employees. Private clouds, other clouds infrastructure and artificial intelligence platform in construction are recorded at the cumulative cost incurred, including the purchase price and any directly attributable costs to it. Securities margin and advance to employees are expected to be recovered over twelve months after the reporting date.

Impairment of long-lived assets
(k).	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, which is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment charge was recognized for the years ended December 31, 2023, 2024 and 2025.

Long-term investments
(l).	Long-term investments

Beginning on January 1, 2018, the Group’s equity investments without readily determinable fair values, which do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”), and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of ASU 2016-01 (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of operations and comprehensive loss. The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive income/(loss) if any.

On November 20, 2019, Jiaxing Hanchao Equity Investment Partnership (L.P.) (“Jiaxing Hanchao”) was incorporated. Pursuant to the partnership agreement, SUNCAR Online invested $290, accounting for 5% of the total investment as a limited partner. The investment was accounted for under the cost method as the Group had no significant influence over the investee and Jiaxing Hanchao had no readily determinable fair value.

Accounts payable
(m).	Accounts payable

Accounts payable is payable to suppliers in the procurement of service to auto service providers to customized services for end consumers of the enterprise customers, and promotional service to channels.

Borrowings
(n).	Borrowings

Borrowings consisted of short-term loans and long-term loans, which represent the Group’s borrowings from commercial banks for the Group’s working capital. Short-term loans include borrowings with maturity terms shorter than one year. Long-term loans include borrowings with maturity terms longer than one year, including the current portion of long-term debt that is due within twelve months.

Related party
(o).	Related party

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Warrant
(p).	Warrant

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), “Distinguishing Liabilities from Equity” (“ASC 480”) and “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The fair value of the Private Warrants was estimated using a Black-Scholes model. For the years ended December 31, 2024 and 2025, the Group recognized change of fair value of the Private Warrants of $286 and $897, respectively.

Fair value measurement
(q).	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of input are:

●	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2—Include other inputs that are directly or indirectly observable in the marketplace.
●	Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach, (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash, accounts receivable, short-term investments, other receivables and other current assets, long-term investment, short-term borrowings, accounts payable, other payables included in accrued expenses and other current liabilities, and warrant liabilities. As of December 31, 2024 and 2025, the carrying amounts of other financial instruments approximated to their fair values due to the short-term maturity of these instruments. For short-term borrowings and long-term borrowings, the fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which interest rates used to discount the bank loans approximate market rates. The warrant liabilities were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy.

The Group’s non-financial assets, such as property, software and equipment, would be measured at fair value only if they were determined to be impaired.

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31, 2024 and 2025.

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2024	$-	$-	$947	$947
	Fair Value Measurement
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2025	$-	$-	$50	$50

The fair value of the Private Warrants (See Note 13) is considered a Level 3 valuation and is determined using the Black-Scholes valuation model. As of December 31, 2024 and 2025, the fair value of the Private Warrants was $5.23 and $0.10 per share respectively, with an exercise price of $11.50 per share. The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:

Private Warrants
Fair value as of December 31, 2023	$661
Settlements	-
Change in fair value	286
Fair value as of December 31, 2024	$947

Fair value as of December 31, 2024	$947
Settlements	-
Change in fair value	(897)
Fair value as of December 31, 2025	$50

The significant unobservable inputs used in the measurement of fair value of Private Warrant as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
Expected term (in years)	3.38	2.38
Volatility	82.07%	67.57%
Risk-free interest rate	4.30%	3.48%
Dividend yield	-	-

Revenue recognition
(r).	Revenue recognition

The Group’s revenues are mainly generated from providing auto eInsurance service, technology service and auto service.

The Group recognizes revenue pursuant to Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by Value Added Tax (“VAT”). To achieve the core principle of this standard, we applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

Auto eInsurance Service

The Group provides insurance intermediation services by distributing primarily vehicle insurance on behalf of insurance companies and charges them commissions based on a percentage of premiums paid by the insured. In accordance with ASC 606-10-25-14 and 25-19, the Group identifies the insurance intermediation service as a single performance obligation. The Group has determined that this service is distinct as: (i) the insurance companies (the customers) can benefit from the distribution service on its own through the successful execution of insurance policies and the resulting premium inflows; and (ii) the Group’s promise to transfer the intermediation service is separately identifiable from other promises in the contract. The service does not involve a significant integration service, nor does it significantly modify or customize the insurance products, and it is not highly interdependent with other services provided by the Group.

Revenue is recognized at a point in time when an insurance policy becomes effective, which occurs when the signed insurance policy is in place and the premium is collected from the insured. Although the Group’s efforts are performed when the policy is sold, the criteria for contract identification under ASC 606-10-25-19 are only satisfied when the premium is received. Prior to this point, the collectability of the commission is not considered probable. Accordingly, the Group does not accrue any commission revenue prior to reperceiving related premiums. No allowance for cancellation is provided as historical cancellations have been rare and immaterial.

Principal versus Agent Assessment:

In accordance with ASC 606-10-55-37A and 55-39, the Group has determined that it acts as an agent in these transactions. The Group does not control the insurance policy before it is transferred to the insured. Specifically: (i) the insurance companies, not the Group, are primarily responsible for fulfilling the insurance coverage to the insured; (ii) the Group does not bear any inventory risk related to the insurance policies ; and (iii) the Group has no discretion in establishing the insurance premiums, which are set by the insurance companies. Therefore, revenue is recognized on a net basis in the amount of commission to which the Group is entitled.

Technology service

The Group provides technology service including technical software and consulting related to automobile services and insurance, such as customer relationship management (CRM), order management, finance management and visual analysis systems.

In accordance with ASC 606-10-25-14 and 25-19, the Group identifies the technology service as a single performance obligation. Although the service includes both software access and technical consulting/support, the Group has determined that these components are not separately identifiable within the context of the contract. The software and consulting services are highly interrelated and interdependent, as the software is a self-developed proprietary system that requires the Group's ongoing integration, data maintenance, and technical updates to remain functional and relevant to the customer's specific automobile and insurance service needs. Therefore, the software and related consulting are treated as a combined output delivered over the service period.

The Group satisfies its performance obligation over time during the service period because the customer simultaneously receives and consumes the benefits as the Group provides the access and support. Revenue is recognized on a straight-line basis over the contractual term, typically charged at a fixed price per month. The transaction price is allocated entirely to this single combined performance obligation. The Group does not have significant variable considerations, and the payment terms generally require monthly settlement, which does not involve a significant financing component.

Principal versus Agent Assessment:

In accordance with ASC 606-10-55-37A and 55-39, the Group has determined it acts as the principal in these transactions. The Group controls the technical software and consulting services before they are transferred to the customer. This is evidenced by the fact that: (i) the Group is primarily responsible for fulfilling the promise to provide the integrated system and ensure its functionality; (ii) the Group owns the intellectual property of the software and bears the risk of service delivery; and (iii) the Group has full discretion in establishing the price for the services.

Auto service

The Group defines enterprise customers as the Group’s customers and the Group sells auto service coupons to enterprise customers, which each coupon represents one specific auto service. There are various service types including vehicle washing, waxing, maintenance, driving service and road assistance, and the Group only provides one specific service among various service types for each specific service coupon. The Group identifies each specific service coupon as a contract that establishes enforceable rights and obligations for each party. The Group charges the service fee at a fixed price per service when the service is performed. For service coupons with limited duration, the Group either charges the service fee at a fixed price per service when the service is performed or when the coupon expires, whether or not the service has been performed. The Group considers each service coupon is a distinct service that is capable of providing a benefit to the customer on its own according to ASC 606-10-25-14(a). Therefore, the Group identifies only one performance obligation under a contract, which is to provide a specific service or to stand-ready to perform a specific service within a limited duration. The Group acts as a principal as the Group controls the right to services before the services are provided to customers and the Group has the ability to direct other parties to provide the services to customers on the Group’s behalf. Specifically, the Group has the ability to choose service providers, is primarily responsible for the acceptability for the service meeting customer specifications, bears inventory risk after transfer of control of services to customers, and has the discretion in establishing the price with customers and with service providers and bears credit risk. The Group recognizes revenue in the gross amount of consideration at a point of time when the service is provided, or when the service coupon expires. The Group does not provide refunds to customers when a coupon has expired but not used.

The Group’s revenues are disaggregated by timing of revenue recognition as follows:

	For the years ended December 31,
	2023	2024	2025
Revenue recognized at a point of time	$333,088	$397,005	$435,672
Revenue recognized over time	30,658	44,892	53,619
Revenues	$363,746	$441,897	$489,291

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has an unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. The Group has no contract assets as of December 31, 2024 and 2025.

The contract liabilities consist of deferred revenue, which represents the billings or cash received for services in advance of revenue recognition and is recognized as revenue the performance obligation is satisfied. The opening balance were $3,050 and $2,421 at the beginning of 2024 and 2025. The Group’s contract liabilities amounted to $2,421 and $5,730 as of December 31, 2024 and 2025, respectively. During the years ended December 31, 2023, 2024 and 2025, the Group recognized $3,569, $3,050 and $2,298 that was included in deferred revenue balance at January 1, 2023, 2024 and 2025, respectively. The year-over-year decrease in revenue recognized from opening deferred revenue was mainly attributable to fluctuations in the number and timing of pre-sale or prepaid projects entered into during the second half of the preceding year and the timing of satisfaction of the related performance obligations.

Integrated service cost
(s).	Integrated service cost

Integrated service cost primarily includes the service fee paid to suppliers undertaking and performing the automobile service to the users of customer, and outsourcing service fee paid to the third party for technological development. The service fee is determined based on the actual services rendered and recognized in the period incurred.

Promotional service expenses
(t).	Promotional service expenses

Promotional service expenses represent (i) promotional service fee to explore extensive networks of primarily auto eInsurance service; and (ii) service fees to promotion channels, including but not limited to offline after-sales networks, online platforms, and emerging new energy vehicle original equipment manufacturers (“NEV OEMs”) and service providers. These channels have their own users, who are potential business customers. Promotional service expenses are recognized in the period incurred.

Research and development expense
(u).	Research and development expense

Research and development expenses consist primarily of payroll and employee benefit for research and development employees, rental expense, utilities and other related expenses related to design, develop and maintain technology service platform to support the Group’s internal and external business. Research and development expenses are expensed as incurred. Software development costs are recorded in “Research and development” as incurred as the costs qualifying for capitalization have been insignificant.

Government grants
(v).	Government grants

Government grant is recognized when there is reasonable assurance that the Group will comply with the conditions attached to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Group with no future related costs or obligation is recognized in “other income” in the Group’s consolidated statements of comprehensive loss when the grant is received.

For the years ended December 31, 2023, 2024 and 2025, the Group received government grants from the local PRC government authorities aggregately of $4,959, $542, and $809, respectively, among which the government grants related to achievement of annual income tax filling target and value-added tax deduction were $4,733, $515, and $795, respectively, and the awards to high-tech enterprises were $226, $27, and $14, respectively.

Share-based compensation
(w).	Share-based compensation

ASC 718-10 requires that share-based payment transactions with employees and nonemployees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Employee benefits
(s).	Employee benefits

The Group’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution.

Leases
(y).	Leases

The Group leases facilities in the PRC under non-cancellable operating leases expiring on different dates. On January 1, 2022, the Group adopted ASU No. 2016-02 (Topic 842) “Leases” using the optional transition method. Results and disclosure requirements for reporting periods beginning after January 1, 2022 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with our historical accounting under Topic 840. Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases. At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The main impact of the adoption of the standard is that assets and liabilities amounting to $972 and $939, respectively, were recognized beginning January 1, 2022 for leased office space with terms of more than 12 months. The Group accounts for short-term leases with terms less than 12 months in accordance with ASC 842-20-25-2 to recognize the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred. The adoption of the standard did not have a significant impact on the Group’s consolidated financial statements.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Operating lease ROU assets

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date, less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended December 31, 2023, 2024 and 2025.

Operating lease liabilities

Lease liabilities are initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the discount rate for the leases. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option.

Lease liabilities are measured at amortized cost using the effective interest rate method. They are re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Income taxes
(z).	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($14,358). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations for the years ended December 31, 2023, 2024 and 2025, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Value added tax (“VAT”)
(aa).	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from providing auto eInsurance service, technology service and auto service. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

Foreign currency transactions and translations
(bb).	Foreign currency transactions and translations

The Group’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Group’s financial statements are reported using U.S. Dollars (“$”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the results of operations.

The value of RMB against $ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Group’s financial condition in terms of $ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of December 31,
	2024	2025
Balance sheet items, except for equity accounts	7.2993	6.9931
	For the years ended December 31,
	2023	2024	2025
Items in the statements of operations and comprehensive (loss)/income, and statements of cash flows	7.0809	7.1957	7.1875

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Non-controlling interest
(cc).	Non-controlling interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheets and net loss and other comprehensive loss attributable to non-controlling shareholders are presented as a separate component on the consolidated statements of operations and comprehensive loss.

Discontinued operations
(dd).	Loss per share

The Group computes loss per share in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted loss per share. Basic loss per share is measured as net income attributable to ordinary shareholders divided by the weighted average common shares outstanding for the period. Diluted loss per share is similar to basic loss per shar but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, earn out shares, warrants and stock options) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted loss per share.

There is no anti-dilutive effect for the years ended December 31, 2023, 2024 and 2025.

Segment reporting
(ee).	Segment reporting

The Group determines its operating segments based on components that engage in business activities from which they may earn revenues and incur expenses, and for which discrete financial information is available. These segments are identified based on internal financial reports that are regularly reviewed by the Group’s chief operating decision maker (“CODM”) for purposes of allocating resources and assessing performance.

In accordance with ASC 280, Segment Reporting, the Group applies the “management approach” in determining its reportable segments. The Group’s CODM, identified as the chief executive officer (the “CEO”), reviews both consolidated and segment-level financial information in making operating decisions and evaluating performance. Based on this framework, the Group has three reportable operating segments: (i) auto eInsurance business, (ii) technology services, and (iii) auto services. These segments are managed separately as they require different operational, technological, and marketing strategies. As substantially all of the Group’s long-lived assets are located in the PRC, no geographical segment information is presented.

Comprehensive loss
(ff).	Comprehensive loss

Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the years presented, the Group’s comprehensive loss includes net loss and other comprehensive loss, which mainly consists of the foreign currency translation adjustment that have been excluded from the determination of net loss.

Recent accounting pronouncements
(gg).	Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statement.

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses ("ASU 2024-03"), and in January 2025, the FASB issued Accounting Standards Update No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date ("ASU 2025-01"). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for us for our annual reporting for fiscal 2028 and for interim period reporting beginning in fiscal 2029 on a prospective basis. Both early adoption and retrospective application are permitted. The Group is currently evaluating the impact that the adoption of these standards will have on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt–Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversion of Convertible Debt Instruments (“ASU 2024–04”), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statement.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments in ASU 2025-05 provide entities with a practical expedient to simplify the estimation of expected credit losses on current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606, Revenue from Contracts with Customers (“ASC 606”) by allowing the assumption that current conditions as of the balance sheet date will not change during the remaining life of the asset. ASU 2025-05 is effective for the Group for its four annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Group is currently evaluating the impact ASU 2025-05 will have on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40), which simplifies the accounting for internal-use software by eliminating the requirement to apply a staged approach to software development and introducing a principles-based capitalization model. Under the new guidance, capitalization of internal-use software costs begins when management authorizes and commits to funding the project and it is probable that the project will be completed and the software will be used as intended. The amendments also enhance disclosure requirements, including information about capitalized software costs, significant judgments applied in determining capitalization, and details of major software projects. The guidance is effective for annual periods beginning after December 15, 2027, with early adoption permitted. The Group is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements.” The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance and apply to all reporting entities within the scope of the affected accounting guidance. These amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.